Leases - Present Value of Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Operating Leases
2020	$ 10
2021	8
2022	7
2023	6
2024	4
Thereafter	22
Total	57
Less: Imputed interest	(11)
Total lease obligations	46
Less: Current installments	(8)
Long-term lease obligations	38
Finance Leases
2020	56
2021	121
2022	33
2023	33
2024	33
Thereafter	1,083
Total finance lease payments	1,359
Less: Imputed interest	(922)
Total lease obligations	437
Less: Current installments	(24)
Finance leases	413
Total
2020	66
2021	129
2022	40
2023	39
2024	37
Thereafter	1,105
Total lease payments	1,416
Less: Imputed interest	(933)
Total lease obligations	483
Less: Current installments	(32)
Long-term lease obligations	$ 451